Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1.9	$ 1.1	$ 1.6	$ 0.8